SEGMENT INFORMATION (Details Narrative) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Segment Reporting Information [Line Items]
Operating income (loss)	¥ 672,710	¥ 274,589		¥ 938,501		¥ 916,855
Reconciling Items [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	¥ (308,791)	¥ (186,118)	¥ 308,791	¥ (359,428)	¥ 186,118	¥ (382,778)